Debt (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 26, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2016
Revolving line of credit		$ 8,713,000		$ 8,204,000	$ 12,100,000
Repayment of new loan		$ 6,706,623	$ 7,934,415	$ 36,408,541	$ 36,568,702
Line of credit, interest rate		9.376%		8.96%
Line of credit, description		Borrowing is based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.		Borrowing is based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.
6% Demand Promissory Notes [Member] | John Keeler [Member]
Debt instrument, principal amount		$ 2,910,000
Debt instrument, interest rate		6.00%
Debt instrument, interest paid		$ 43,700
Debt instrument, payment terms		If an event of default occurs under the notes, interest will accrue at 18% per annum and if not paid within 10 days of payment becoming due, the holder of the note is entitled to a late fee of 5% of the amount of payment not timely made.
Four Month Promissory Notes [Member] | Kenar Overseas Corp [Member]
Debt instrument, principal amount	$ 1,000,000
Debt instrument, interest rate	18.00%
Debt instrument, increase in interest rate	24.00%
Four Month Promissory Notes [Member] | John Keeler [Member] | Kenar Overseas Corp [Member]
Number of shares pledged to secure company's obligation	5,000,000
ACF Finco I LP [Member]
Revolving line of credit						$ 14,000,000
Repayment of new loan		$ 309,000		$ 309,000
Line of credit, term		5 years		5 years
ACF Finco I LP [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of credit, interest rate		6.25%		6.25%
ACF Finco I LP [Member] | Prime Rate [Member]
Line of credit, interest rate		3.00%		3.00%
ACF Finco I LP [Member] | Fixed Rate [Member]
Line of credit, interest rate		6.50%		6.50%
Mercedes-Benz Financial Services [Member]
Debt instrument, interest rate		5.56%		5.56%
Debt monthly instalment		$ 3,000		$ 3,000
Debt maturity date		Nov. 30, 2019		Nov. 30, 2019